U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                         FORM 24f-2
                           Annual Notice of Securities Sold
                                 Pursuant to Rule 24F-2



 1. Name and address of issurer:    Texas Capital Value Funds, Inc.
                    		      1600 West 38th Street, Suite 412
                                    Austin, Texas  78731

 2. Name of each series or class of Securities for which this Form is filed:

Value & Growth Portfolio
Blue Chip Value Portfolio

 3. Investment Company Act File Number: 811-09088
    Securities Act File Number: 33-96334

 4. Last day of the fiscal year for which this notice is filed: September 30, 1998

 5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

n/a

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

n/a

 9. Number and aggregate sale price of securities sold during fiscal year:

number      5,239,195

price       $99,541,178

 10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

number      5,239,195

price       $99,541,178

 11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

number      78,857

price       $1,286,949

 12.Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2:         $99,541,178

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans:                  $1,286,949

   (iii)  Aggregate price of shares redeemed or repurchased
          during the year:                                   $53,390,945
   (iv)   Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2:                       N/A

   (v)    Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2:  $47,437,182
   (vi)   Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation:                                     .000278

   (v)    Fee due:                                           $13,187.54


 13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures: [X]

Signatures:

This report has been signed below by the following persons on behalf of the issuer and in the capacities an on the dates indicated:



By: /s/Mark A. Coffelt - Chairman
       Mark A. Coffelt - Chairman

Date:11/18/98